SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019
Disclosure of changes in accounting estimates [line items]
Lease liabilities	$ 1,215		$ 1,215
Right-of-use assets	1,144		1,144
Weighted average incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16					4.30%
Direct operating costs	9,776	$ 8,200	17,969	$ 15,849
Interest expense	313	$ 83	497	$ 169
IFRS 16
Disclosure of changes in accounting estimates [line items]
Lease liabilities					$ 987
Right-of-use assets					$ 978
Direct operating costs	(60)		(113)
Interest expense	13		25
Depreciation expense	$ 47		$ 88